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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         RK Capital Management, LLC
                 -------------------------------------------------
   Address:      3033 E. First Avenue, Suite 307, Denver, CO 80206
                 -------------------------------------------------

Form 13F File Number: 028-12689
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Scott A. Bennewitz
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   (303) 394-0101
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott A. Bennewitz         Denver, Colorado    August 6, 2012
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 47
                                        --------------------

Form 13F Information Table Value Total: $182,054
                                        --------------------
                                            (thousands)

List of Other Included Managers: None.

                                        2

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                                       13F
                                    6/30/2012

            Column 1           Column 2 Column 3 Column 4          Column 5              Column 6  Column 7       Column 8
------------------------------ -------- -------- -------- ----------------------------- ---------- -------- ---------------------
                               Title of          Value (x Shares or PRN                 Investment  Other      Voting Authority
         Name of Issuer          Class   Cusip    1,000       Amount    SH/PRN Put/Call Discretion Managers    Sole   Shared None
---------------------------------------------------------------------------------------------------------------------------------
8X8 INC NEW                       COM   28291410    3,081       733,572 SH                 Sole               733,572
ACACIA RESH CORP                  COM   00388130    2,272        61,000 SH                 Sole                61,000
ACTIVE NETWORK INC                COM   00506D10    2,622       170,349 SH                 Sole               170,349
ALLOT COMMUNICATIONS LTD          COM   M0854Q10    8,354       299,856 SH                 Sole               299,856
AMERICAN SCIENCE & ENGR INC       COM   02942910    3,443        61,000 SH                 Sole                61,000
AMERICAS CAR MART INC             COM   03062T10    3,729        95,979 SH                 Sole                95,979
AUTHENTEC INC.                    COM   05266010    2,173       501,760 SH                 Sole               501,760
AXT INC                           COM   00246W10    3,699       936,485 SH                 Sole               936,485
BALCHEM CORP                      COM   05766520    1,614        49,500 SH                 Sole                49,500
BALLY TECHNOLOGIES INC            COM   05874B10    3,481        74,600 SH                 Sole                74,600
BANK OF THE OZARKS INC            COM   06390410    5,844       194,280 SH                 Sole               194,280
BLACKBAUD INC                     COM   09227Q10    5,961       232,200 SH                 Sole               232,200
CEVA INC                          COM   15721010    1,569        89,100 SH                 Sole                89,100
CHART INDS INC                    COM   16115Q30    5,342        77,689 SH                 Sole                77,689
COLUMBIA SPORTSWEAR CO            COM   19851610    4,847        90,400 SH                 Sole                90,400
CONCEPTUS INC                     COM   20601610    4,539       229,000 SH                 Sole               229,000
DELUXE CORP                       COM   24801910    7,102       284,775 SH                 Sole               284,775
DIGITALGLOBE INC                  COM   25389M87    2,557       168,643 SH                 Sole               168,643
EXPONENT INC                      COM   30214U10    8,146       154,187 SH                 Sole               154,187
FORWARD AIR CORP                  COM   34985310    3,020        93,600 SH                 Sole                93,600
FURMANITE CORPORATION             COM   36108610    1,994       410,201 SH                 Sole               410,201
GENTHERM INC                      COM   03070L30    3,420       297,687 SH                 Sole               297,687
GEO GROUP INC                     COM   36159R10    6,028       265,300 SH                 Sole               265,300
GORMAN RUPP CO                    COM   38308210    1,270        42,625 SH                 Sole                42,625
GRAHAM CORP                       COM   38455610    5,734       307,956 SH                 Sole               307,956
IPG PHOTONICS CORP                COM   44980X10    5,501       126,200 SH                 Sole               126,200
JAZZ PHARMACEUTICALS INC          COM   G5087110    5,260       116,873 SH                 Sole               116,873
JOHN BEAN TECHNOLOGIES CORP       COM   47783910    3,084       227,300 SH                 Sole               227,300
LIQUIDITY SERVICES INC            COM   53635B10    4,018        78,498 SH                 Sole                78,498
MAIDENFORM BRANDS INC             COM   56030510    4,952       248,571 SH                 Sole               248,571
MARTEN TRANS LTD                  COM   57307510    3,903       183,594 SH                 Sole               183,594
MEADOWBROOK INS GRP INC           COM   58319P10    5,186       589,932 SH                 Sole               589,932
MULTIMEDIA GAMES HLDG CO INC      COM   62545310      840        60,000 SH                 Sole                60,000
NANOMETRICS INC                   COM   63007710    2,015       131,204 SH                 Sole               131,204
NATUS MEDICAL INC DEL             COM   63905010    2,242       192,928 SH                 Sole               192,928
NOVA MEASURING INSTRUMENTS LTD    COM   M7516K10    2,796       320,598 SH                 Sole               320,598
NVE CORP                          COM   62944520    5,088        94,653 SH                 Sole                94,653
ODYSSEY MARINE EXPLORATION INC    COM   67611810    2,159       579,621 SH                 Sole               579,621
OPLINK COMMUNICATIONS INC         COM   68375Q40    2,922       215,961 SH                 Sole               215,961
PENN NATL GAMING INC              COM   70756910    5,137       115,200 SH                 Sole               115,200
QUIDEL CORP                       COM   74838J10    4,770       304,200 SH                 Sole               304,200
SAIA INC                          COM   78709Y10    4,366       199,457 SH                 Sole               199,457
SUN HYDRAULICS CORP               COM   86694210    2,626       108,102 SH                 Sole               108,102
TORO CO                           COM   89109210    2,005        27,360 SH                 Sole                27,360
TYLER TECHNOLOGIES INC            COM   90225210    5,580       138,286 SH                 Sole               138,286
UMPQUA HLDGS CORP                 COM   90421410    2,523       191,700 SH                 Sole               191,700
WET SEAL INC                      COM   96184010    3,243     1,027,800 SH                 Sole             1,027,800